Inventories	6 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
Inventories
5.	Inventories

Inventories consisted of the following:

	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Auto parts and auto accessories	$254	$492
Total	$254	$492

The Group recorded no inventory impairment for the six months ended March 31, 2025 and 2026, respectively.